Financial Instruments and Risk Management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	$ (5,988)	[1]	$ (3,562)	[1]
Financial guarantees	51		1,171
Loss on derivative instruments	902		$ 304
Cross Currency Swap
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	$ 10,040
Credit Risk
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	20.30%		20.50%
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	$ 5,988		$ 3,562
Assignment and novation of trade receivables	(166,066)		(82,068)
Assignment and novation of trade payables	(160,615)		(79,778)
Exposure to credit risk	41,335		10,193
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) in foreign exchange rates in position	7,036		5,935		$ (3,775)
Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Credit facility	290,353		287,684
Undrawn amounts	468		630
Financial guarantees	51		1,171
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Exposure to interest rate risk	$ 1,029		$ 851

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.